GENX MOBILE INC Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired		$ 0	$ 0	$ 2,882
Goodwill		$ 211,074	$ 218,516	$ 154,114
GenX Mobile Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 7,752
Payments to Acquire Businesses, Net of Cash Acquired	5,900
Goodwill	1,782
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Significant Inputs	1,000
Contingent consideration, maximum	1,400
Business Combination, Contingent Consideration, Liability	$ 1,375
Business Acquisition, Effective Date of Acquisition	Aug. 03, 2016